Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Summary of cash and cash equivalents carrying value
	As of December 31
	2017	2016
	USD in thousands
Cash in banks	1,828	1,944
Short-term bank deposits	1,000	1,057
	2,828	3,001

Summary of cash and cash equivalents currencies denominated
	December 31
	2017	2016
	USD in thousands
USD	2,220	2,040
NIS	354	880
Other currencies	254	81
	2,828	3,001